Goodwill and Intangible Assets - Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in carrying amount
Balance, beginning of period	$ 732,540,000	$ 20,744,000
Additions		723,929,000
Impairments	0	(13,944,000)	$ 0
Measurement period adjustment, goodwill	(465,000)	1,811,000
Balance, end of period	732,075,000	732,540,000	20,744,000
Strayer University
Changes in carrying amount
Balance, beginning of period	337,381,000	20,744,000
Additions		330,581,000
Impairments		(13,944,000)
Balance, end of period	337,381,000	337,381,000	$ 20,744,000
Capella University
Changes in carrying amount
Balance, beginning of period	395,159,000
Additions		393,348,000
Measurement period adjustment, goodwill	(465,000)	1,811,000
Balance, end of period	$ 394,694,000	$ 395,159,000